Equity Plans - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Oct. 28, 2021	Apr. 01, 2021	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021	May 01, 2020
Stock-based compensation expense				$ 11,041,000	$ 521,000	$ 22,522,000	$ 1,118,000
weighted-average grant date fair value of options granted							$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				31,454,000		31,454,000		$ 46,839,000	$ 46,839,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				19,258,000		19,258,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						7,104,000	$ 500,000
Amount of cost not yet recognized for nonvested award				1,900,000		$ 1,900,000
Weighted-average period over which cost not yet recognized						1 year 8 months 12 days
Vested						2,630,699
Restricted Stock Units RSU
Stock-based compensation expense				10,700,000	0	$ 21,900,000	0
Amount of cost not yet recognized for nonvested award				49,100,000		$ 49,100,000
Weighted-average period over which cost not yet recognized						2 years 2 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						$ 12,900,000	0
Restricted Stock Awards
Stock-based compensation expense				$ 623,000	$ 0	$ 623,000	$ 0
Vested						120,000
2022 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				18,332,215		18,332,215
Percentage of the common stock of all classes outstanding on preceding year						5.00%
Rigetti Holdings Inc [Member]
Weighted Average Exercise Price									$ 0.27
Stock-based compensation expense								$ 1,765,371		$ 2,592,038
weighted-average grant date fair value of options granted								$ 3.43		$ 0.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value								$ 60,676,901	$ 60,676,901
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value								32,073,020	32,073,020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value								5,775,751
Share-based Payment Arrangement, Expense, Tax Benefit								0		$ 0
Amount of cost not yet recognized for nonvested award								$ 3,107,559	$ 3,107,559
Weighted-average period over which cost not yet recognized									2 years 1 month 6 days
Rigetti Holdings Inc [Member] | Restricted Stock Units RSU
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								5,398,321	5,398,321
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award								four-year
Weighted Average Exercise Price	$ 5.64	$ 3.65
Stock-based compensation expense								$ 0
Amount of cost to be recognized for option								$ 21,228,628	$ 21,228,628
Rigetti Holdings Inc [Member] | Two Thousand Thirteen Equity Incentive Plan [Member]
Number of shares issued under share-based payment arrangement.									29,011,572
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant								4,954,141	4,954,141
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award									four
Sharebased compensation arrangement by sharebased payment award vesting period									10 years
Weighted Average Exercise Price			$ 0.272
Stock-based compensation expense			$ 234,479
Amount of cost to be recognized for option											$ 90,000